Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents
Cash and cash equivalents	R 34,739	R 15,877
Bank overdraft	(645)	(58)
Total cash and cash equivalents	34,094	15,819	R 17,039	R 29,323
In respect of various special purpose entities
Cash and cash equivalents
Cash restricted for use	187	288
In respect of short-term rehabilitation commitments
Cash and cash equivalents
Cash restricted for use	99
In respect of joint operations | Power plant
Cash and cash equivalents
Cash restricted for use	617	322
In respect of joint operations | High-density polyethylene plant
Cash and cash equivalents
Cash restricted for use	40	35
In respect of joint operations | Exploration and other ventures
Cash and cash equivalents
Cash restricted for use	65	227
Other restricted cash
Cash and cash equivalents
Cash restricted for use	799	1,176
Rand
Cash and cash equivalents
Total cash and cash equivalents	14,281	4,179
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,602	2,080
US dollar
Cash and cash equivalents
Total cash and cash equivalents	15,520	7,992
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,691	R 1,568